Acquisitions and Disposals	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Acquisitions and disposals
4.
Acquisitions and disposals

Acquisition-date disclosures included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 are not repeated in these condensed interim combined consolidated financial statements. Current-period transactions are disclosed below and in the relevant notes.

Subsquid transaction

On June 19, 2026, the Company transferred 100% of the equity interests in Subsquid Labs GmbH to Epicurean Capital GmbH for nominal cash consideration. The Company concluded that it retained effective control under ASC 810 through an irrevocable call option, substantive consent rights and pre-signed transfer documentation. Accordingly, Subsquid remains consolidated and no gain or loss was recognized.

Under the terms of the Subsquid sale agreement, Epicurean is committed to contribute $3.0 million to Subsquid's capital reserve within 12 months of the Closing Date.The Company has also granted the Buyer the right to direct Subsquid to deploy up to 95,000,000 SQD Tokens for operating purposes, of which up to 45,000,000 SQD Tokens may be distributed to the UBO. The Company retains the right to direct the deployment of up to 78,135,057 SQD Tokens from Subsquid's wallets on 10 business days' written notice.

Concurrently with the execution of the Subsquid sale agreement, the following liabilities and purchase commitments of the Company were also cancelled:

•
Green Trident Warrants: The warrants previously issued to Green Trident FZ-LLC ("Green Trident") were cancelled. These warrants were issued on October 9, 2025 pursuant to a warrant agreement entered into in connection with the Company's original acquisition of Subsquid. The warrants were classified as a liability and measured at fair value through earnings under ASC 480-10-25-14, as they embodied an obligation potentially settleable in a variable number of ordinary shares. Upon cancellation of the warrants, the warrant liability of $0.7 million was derecognized, with the resulting gain of $0.7 million included in "Other non-operating income, net" in condensed interim combined statements of operations for the six months ended June 30, 2026.
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SQD Token Purchase Commitment: The Company's pre-existing contractual obligation to purchase SQD Tokens on the open market was terminated. Prior to such cancellation, the Company was required to acquire SQD Tokens in an amount equal to 1% of the Company's annual revenue for each of the fiscal years ending December 31, 2025, 2026, and 2027.

Reward acquisition

On February 10, 2026, the Company acquired all of the issued share capital of Reward Loyalty UK Limited (“Reward”) for approximately $228.6 million, subject to customary adjustments.

On June 4, 2026, certain sellers waived $14.0 million of warranty-retention amounts in exchange for warrants to purchase 4,670,000 ordinary shares. The waiver reduced purchase consideration by approximately $10.4 million. The Company recognized $3.2 million of warrant value as consideration transferred and $2.5 million as compensation for post-combination services.

The acquisition was accounted for under ASC 805. The purchase price allocation remained provisional at June 30, 2026. The preliminary allocation of consideration was as follows:

Consideration
Cash	$210,739
Ordinary shares payable	17,861
Fair value of total consideration transferred	$228,601
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets (1)	$111,684
Property, plant & equipment	1,259
Trade names and Trademarks	19,156
Developed Technology	14,367
Customer Relationships	82,098
Non competition agreement	435
Right of use assets	1,184
Non-current liabilities (2)	(971)
Current liabilities (3)	(103,372)
Deferred tax liability	(29,014)
Total identifiable net assets	$96,827
Goodwill	131,774
Total estimated preliminary purchase price allocation	$228,601

1.
Includes trade and other receivables, prepayments, cash and cash equivalents and other current assets.
2.
Includes long-term loans, long-term lease liabilities, and other non current liabilities.
3.
Includes trade and other payables, short term loans, short term lease liabilities and other current liabilities.

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Reward's respective products. Goodwill will not be deductible for tax purposes.

The Company recognized $1.9 million of transaction costs, primarily related to regulatory, financial advisory, and legal fees, in operating expenses in the combined consolidated statements of operations during the six months ended June 30, 2026.

The following table presents amounts of Reward's revenue and net loss included in the Company's combined consolidated statements of operations for six months ended June 30, 2026 and the unaudited pro forma combined results of the Company and Reward as if the Reward acquisition had occurred on January 1, 2025 in USD' millions:

	Revenue	Net loss
	In USD'millions	In USD'millions
Reward actual from February 10, 2026 to June 30, 2026	$37.6	$(2.5)
Unaudited pro forma combined from January 1, 2026 to June 30, 2026	138.2	(141.6)
Unaudited pro forma combined from January 1, 2025 to June 30, 2025	53.7	(59.5)

Other acquisitions

During the six months ended June 30, 2026, the Company completed three business combinations for aggregate consideration of $17.4 million, including $2.4 million in cash, $12.9 million in equity consideration and $2.1 million of contingent consideration (equity classified).

The acquisitions were accounted for under ASC 805, and the aggregate purchase price allocation remained provisional at June 30, 2026. The preliminary allocation was as follows:

Consideration
Ordinary shares of Rezolve	$12,898
Cash consideration	2,350
Contingent consideration	2,170
Fair value of total consideration transferred	$17,418
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	417
Accounts receivable	1,120
Prepaid expenses and other current assets	168
Developed technology (intangible asset)	4,113
Customer contracts and related relationships (intangible asset)	618
Other non-current assets	337
Accounts payable and accrued liabilities	(987)
Other current liabilities	(1,613)
Other non-current liabilities	(239)
Total identifiable net assets	$3,934
Goodwill	13,484
Total estimated preliminary purchase price allocation	$17,418

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and the acquired entities' respective products and services. Goodwill will not be deductible for tax purposes.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the six months ended June 30, 2026 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the six months ended June 30, 2026 and 2025 is not material.

The Company also completed an acquisition of Web3 infrastructure assets focused on blockchain-based payments, digital wallets, identity/security infrastructure, and developer tools for crypto-enabled applications during the six months ended June 30, 2026. The Company accounted for this acquisition as an asset acquisition. As a result, the Company recognized an intangible asset for developed technology of $18.2 million.